Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (93.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.5%)
Fox Corp. - Class A	54,320	1,713
Fox Corp. - Class B	57,333	1,809
Omnicom Group, Inc.	73,285	5,738

Total		9,260

Consumer Discretionary (16.7%)
Booking Holdings, Inc. *	1,145	2,247
Dollar General Corp.	53,400	8,488
Dollar Tree, Inc. *	59,250	6,764
eBay, Inc.	133,075	5,187
The TJX Cos., Inc.	97,795	5,451

Total		28,137

Consumer Staples (10.2%)
Nestle SA, ADR	55,330	5,998
PepsiCo, Inc.	40,065	5,493
Unilever PLC, ADR	94,740	5,694

Total		17,185

Energy (2.4%)
Schlumberger, Ltd.	119,820	4,094

Total		4,094

Financials (16.0%)
Berkshire Hathaway, Inc. - Class B *	39,810	8,281
The Charles Schwab Corp.	63,205	2,644
Chubb, Ltd.	38,705	6,249

Common Stocks (93.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
JPMorgan Chase & Co.	61,205	7,203
Northern Trust Corp.	28,385	2,649

Total		27,026

Health Care (14.1%)
Cerner Corp.	62,995	4,294
Quest Diagnostics, Inc.	66,170	7,082
Smith & Nephew PLC, ADR	115,500	5,559
UnitedHealth Group, Inc.	31,644	6,877

Total		23,812

Industrials (18.4%)
Expeditors International of Washington, Inc.	60,900	4,524
HD Supply Holdings, Inc. *	101,750	3,986
Honeywell International, Inc.	44,820	7,584
Masco Corp.	162,125	6,757
PACCAR, Inc.	58,505	4,096
Southwest Airlines Co.	36,935	1,995
Stanley Black & Decker, Inc.	15,090	2,179

Total		31,121

Common Stocks (93.8%)	Shares/ Par +	Value $ (000’s)
Information Technology (5.8%)
Accenture PLC - Class A	28,995	5,577
TE Connectivity, Ltd.	44,670	4,163

Total		9,740

Materials (4.7%)
Nutrien, Ltd.	77,040	3,843
PPG Industries, Inc.	34,355	4,071

Total		7,914

Total Common Stocks (Cost: $121,308)		158,289

Short-Term Investments (5.9%)
Money Market Funds (5.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	9,934,304	9,934

Total		9,934

Total Short-Term Investments (Cost: $9,934)		9,934

Total Investments (99.7%) (Cost: $131,242)@		168,223

Other Assets, Less Liabilities (0.3%)		555

Net Assets (100.0%)		168,778

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $131,242 and the net unrealized appreciation of investments based on that cost was $36,981 which is comprised of $42,694 aggregate gross unrealized appreciation and $5,713 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$158,289	$—	$—
Short-Term Investments	9,934	—	—

Total Assets:	$168,223	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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